Fair Value Measurements - Schedule of Significant Unobservable Inputs Used In the Valuation Model to Estimate Fair Value (Details) - Fair Value, Inputs, Level 3 [Member] - Convertible SAFE Note [Member]
2 Months Ended
Nov. 02, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Probability of meeting change in control event	5.00%
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Probability of meeting qualified equity financing event	10.00%
Probability of meeting public offering event	75.00%
Time until qualified equity financing event (in years)	2 months 1 day
Time until public offering event (in years)	29 days
Time until change in control event (in years)	6 months
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Probability of meeting qualified equity financing event	20.00%
Probability of meeting public offering event	85.00%
Time until qualified equity financing event (in years)	3 months 7 days
Time until public offering event (in years)	2 months 8 days
Time until change in control event (in years)	7 months 6 days